Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 68,707	$ 157,838
Fixed deposits maturing over three months	201,565	49,824
Accounts receivable, less allowance for doubtful accounts of nil and $2,119 at December 31, 2012 and 2013, respectively	70,917	101,666
Derivative financial instrument		99
Inventories	30,493	46,732
Prepaid expenses and other receivables	5,908	21,143
Finance lease receivable -current	3,921	3,583
Deferred tax assets-current		444
Income tax recoverable		169
Assets held for sale	45,423
Current assets of discontinued operations	2,364	168,532
Total current assets	429,298	550,030
Property, plant and equipment, net	49,076	64,226
Finance lease receivable -non current	4,987	8,553
Land use rights	10,951	11,218
Deferred tax assets-non current		1,690
Other assets	107	327
Total assets	494,419	636,044
Current liabilities:
Notes payable		395
Accounts payable	95,303	141,271
Accrued expenses and other payables	28,860	33,428
Dividend payable	3,622	26,882
Income tax payable	3,010	2,688
Current liabilities of discontinued operations	234	67,209
Total current liabilities	131,029	271,873
Deferred tax liabilities-non current		1,379
Total liabilities	131,029	273,252
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 and 45,272,735 shares as at December 31, 2012 and 2013, respectively)	453	448
Additional paid-in capital	291,731	287,602
Retained earnings	71,214	74,750
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	363,390	362,792
Total liabilities and equity	$ 494,419	$ 636,044